SCHEDULE OF RELATED PARTY TRANSACTIONS (Details)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Claire Luk (“Ms. Luk”) [Member]
Related Party Transaction [Line Items]
Due to directors			$ 1,269,266